Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 88,021	$ 111,713
Work in progress	45,976	142,935
Finished goods	46,722	120,863
Total inventories	$ 180,719	$ 375,511